Property and Equipment and Related Accumulated Depreciation (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Property, Plant and Equipment [Line Items]
Computer equipment	$ 52,605,314	327,736,364	320,195,440
Leasehold improvements	257,391	1,603,574	2,159,574
Furniture and fixtures	3,721,953	23,188,141	21,534,695
Motor vehicles	749,442	4,669,096	4,669,096
Property	34,270,873	213,510,969	211,497,878
Property, Plant and Equipment, Gross, Total	91,604,973	570,708,144	560,056,683
Less: Accumulated depreciation	(36,992,306)	(230,465,770)	(210,388,776)
Property and equipment, net	$ 54,612,667	340,242,374	349,667,907